Recast of Prior Period Amounts (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Recast Of Prior Period Amounts [Abstract]
Summary of Recast Prior Year Comparative Amounts

As a result of these reclassifications, we have recast the prior year comparative amounts as follows:

Year ended December 31, 2016	As previously reported	Revenue reclassification	Expense reclassification	As recast
Revenue	$951,411	$51,822	$—	$1,003,233
Expenses:
Operating	607,295	51,822	2,598	661,715
General and administrative	110,287	—	(2,598)	107,689
Restructuring	5,754	—	—	5,754
Earnings before income taxes, loss on redemption and repurchase of unsecured senior notes, finance charges, foreign exchange, impairment of property, plant and equipment, gain on re-measurement of property, plant and equipment and depreciation and amortization	$228,075	$—	$—	$228,075